Income Taxes - Reconciliation of Temporary Differences in Deferred Tax Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Reconciliation of changes in deferred tax asset
Beginning balance	$ 102,444
(Reversal) / Addition	(5,499)
Ending balance	96,945
Investments
Reconciliation of changes in deferred tax asset
Beginning balance	16,677
(Reversal) / Addition	(5,946)
Ending balance	10,731
Long-term incentive plan accrual
Reconciliation of changes in deferred tax asset
Beginning balance	6,211
(Reversal) / Addition	2,447
Ending balance	8,658
Performance fees liability
Reconciliation of changes in deferred tax asset
Beginning balance	0
(Reversal) / Addition	10,681
Ending balance	10,681
Issuance costs
Reconciliation of changes in deferred tax asset
Beginning balance	1,702
(Reversal) / Addition	11,210
Ending balance	12,912
Net operating losses
Reconciliation of changes in deferred tax asset
Beginning balance	72,292
(Reversal) / Addition	(25,295)
Ending balance	46,997
Other
Reconciliation of changes in deferred tax asset
Beginning balance	5,562
(Reversal) / Addition	1,404
Ending balance	$ 6,966